RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																																									3 Months Ended		6 Months Ended		12 Months Ended							32 Months Ended	61 Months Ended
	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Oct. 21, 2019	Sep. 26, 2019	Sep. 05, 2019	Aug. 15, 2019	Aug. 15, 2019	Aug. 14, 2019	Jul. 03, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 20, 2019	Mar. 02, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 05, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 02, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Jun. 05, 2018	Apr. 26, 2018	Mar. 31, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 08, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Jun. 06, 2016	Jan. 14, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Dec. 26, 2006	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2020	Dec. 31, 2020	Aug. 08, 2019	Dec. 26, 2007
Related Party Transaction [Line Items]
Number of shares issued																766,667				7,967,871				4,052,652
Stock issued during period, value																								$ 281,659																																							$ 1,000,000
Debt Instrument, interest rate																																																														3.00%							3.00%
Interest expense and related accrued interest payable																																																									$ 108,900	$ 14,161	$ 108,900	$ 14,161		$ 36,562	15,581						$ 36,562
Annual salary																																																									171,694	54,853	331,592	199,415		516,332	$ 627,197
Accrued salary balance																																																									2,924,436	3,018	2,924,436	3,018		$ 2,804,725							$ 2,804,725
Warrant exercise price per share																																																														$ 0.001	$ 0.16						$ 0.001
Payroll payable																																																									29,943		29,943
Debt Instrument, Increase, Accrued Interest																																																											41,085	26,662
In-kind contribution of interest																																																											41,085	21,972		$ 50,763	$ 22,337
Payments for rent																																																$ 960											3,683	6,263									$ 2,508
Operating leases, rent expense																																																											3,683	6,263
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense and related accrued interest payable																																																									1,732,191		1,732,191			1,562,499	1,196,503						1,562,499
Loan interest - related party																																																														69,669	43,715						69,669
Royalty payable to related party																																																														65,292	65,292
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loan interest - related party																																																														82,238							82,238
Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																									29,943		29,943			103,730	64,352						103,730
Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																									3,018		3,018			$ 888							$ 888
Stockholder [Member]
Related Party Transaction [Line Items]
Debt Instrument, interest rate																																																														3.00%							3.00%
Interest expense and related accrued interest payable																																																														$ 36,562	15,581						$ 36,562
Loan received	$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000											$ 20,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 3,000	$ 17,000	$ 20,000	$ 11,000	$ 26,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 20,000	$ 15,000	$ 15,000		$ 100,000	$ 100,000	$ 30,000		$ 50,000	$ 50,000																		$ 30,000
Loans payable																																																									1,657,000		1,657,000			1,657,000	642,000						1,657,000
In-kind contribution of interest																																																														50,763	22,337
Chief Executive Officer And Chief Operations Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses																																																									338,049		338,049			331,143	304,539						331,143
Director of Prodigy Textiles [Member]
Related Party Transaction [Line Items]
Payroll payable																																																									26,110		26,110
Principal Stockholder [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																														2,804,725	2,535,203						2,804,725
Office Employee [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																														22,900	4,477						22,900
Mr.Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																															64,351
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																														103,730	64,351						103,730
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																										$ 3,018		$ 3,018		888	$ 1,153						888
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Related Party Transaction [Line Items]
Number of shares issued																																																							200,000
Dividends preferred stock																																																							$ 0
Preferred stock voting rights																																																							voting rights equal to 100 common shares per share of preferred stock	voting rights equal to 100 common shares per share of preferred stock
Stock issued during period, value																																																							$ 120,000
Fair value of the payment																																																							$ 120,000	$ 120,000															$ 120,000
Debt instrument term, description																																																							one year
Outstanding balance																																																									$ 65,292		$ 65,292			$ 65,292							$ 65,292
Debt Instrument, interest rate																																																									7.00%		7.00%			7.00%							7.00%
Interest expense and related accrued interest payable																																																									$ 9,483		$ 9,483			$ 8,503							$ 8,503
Employment Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Agreement term																																																															5 years
Annual salary																																																															$ 334,708
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Warrants term, description																						three-year
Employment Agreement [Member]
Related Party Transaction [Line Items]
Extended expiration date description																																												the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Agreement term																																																						5 years								5 years	5 years	5 years	5 years	5 years
Annual salary																																																						$ 210,000							$ 398,643	$ 376,078	$ 354,791	$ 315,764	$ 297,889	$ 297,889	$ 281,027
Accrued salary balance																																																														2,804,725	2,535,203						2,804,725
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Agreement term																																																				1 year	1 year
Annual salary															$ 20,000			$ 20,000	$ 20,000				$ 20,000
Annual cash compensation																																																				$ 140,000	$ 120,000
Warrants term, description																																																			three-year	three
Warrant to purchase shares																																																			6,000,000	6,000,000																		6,000,000
Warrant exercise price per share																																																			$ 0.001	$ 0.001																		$ 0.2299
Extended expiration date description																																												the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
One-time bonus																							$ 20,000
Working capital															$ 6,000,000			$ 6,000,000	$ 6,000,000
Ownership percentage															50.00%			50.00%	50.00%
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Agreement term																						1 year
Accrued salary balance																																																														888	1,154						$ 888
Annual cash compensation																						$ 60,000
Warrants term, description																					three	three-year
Warrant to purchase shares																					2,000,000	2,000,000
Warrant exercise price per share																					$ 0.2299	$ 0.2299
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Payments for rent																	$ 44,800																																													2,508
Operating Lease Agreements [Member] | President [Member]
Related Party Transaction [Line Items]
Payments for rent																																																$ 960														960
Operating leases, rent expense																																																														$ 13,092	$ 14,793